VOYA INVESTORS TRUST

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

VOYA VARIABLE FUNDS

Voya Growth and Income Portfolio

VOYA VARIABLE PRODUCTS TRUST

Voya MidCap Opportunities Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated July 23, 2019

to Voya Large Cap Growth Portfolio’s and Voya Large Cap Value Portfolio’s Adviser Class, Institutional Class, Class R6, Service Class and Service 2 Class Prospectus and Summary Prospectuses

to Voya Growth and Income Portfolio’s Adviser Class, Class I, Class S and

Service 2 Class Prospectus and Summary Prospectus; and

to Voya MidCap Opportunities Portfolio’s Adviser Class,

Class I, Class R6, Class S and Service 2 Class

Prospectus and Summary Prospectus

each dated May 1, 2019

(each a “Prospectus” and collectively the “Prospectuses”)

1.	Voya Growth and Income Portfolio and Voya Large Cap Value Portfolio

Effective August 1, 2019, Kristy Finnegan no longer serves as a portfolio manager for each Portfolio. Effective August 1, 2019, each Portfolio’s Prospectuses are hereby revised as follows:

a)	All references to Kristy Finnegan as a Portfolio Manager for the Portfolios are hereby deleted in their entirety.

b)	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Vincent Costa, CFA	James Dorment, CFA
Portfolio Manager (since 06/13)	Portfolio Manager (since 12/15)

2.	Voya Large Cap Growth Portfolio

Effective August 1, 2019, Kristy Finnegan is added as a Portfolio Manager for the Portfolio. Effective August 1, 2019, the Portfolio’s Prospectuses are hereby revised as follows:

The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Portfolio’s Prospectuses is deleted in its entirety and replaced with the following:

Portfolio Managers
Jeffrey Bianchi, CFA	Kristy Finnegan, CFA
Portfolio Manager (since 06/10)	Portfolio Manager (since 08/19)
Michael Pytosh
Portfolio Manager (since 03/12)

3.	Voya MidCap Opportunities Portfolio

Effective August 1, 2019, Kristy Finnegan is added as a Portfolio Manager for the Portfolio. Effective August 1, 2019, the Portfolio’s Prospectuses are hereby revised as follows:

The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Portfolio’s Prospectuses is deleted in its entirety and replaced with the following:

Portfolio Managers
Jeffrey Bianchi, CFA	Kristy Finnegan, CFA
Portfolio Manager (since 07/05)	Portfolio Manager (since 08/19)
Michael Pytosh
Portfolio Manager (since 04/12)

4.	The following paragraph is included in the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – Voya Large Cap Growth Portfolio” and “Management of the Portfolios – The Sub-Adviser and Portfolio Managers – Voya MidCap Opportunities Portfolio” of each Portfolio’s Prospectus:

Kristy Finnegan, CFA, Portfolio Manager on Voya IM’s global equity team for the large cap growth and mid cap growth strategies. Ms. Finnegan joined Voya IM in November 2001 as an analyst covering the technology sector and later covering the consumer sectors. Prior to joining Voya IM, she was an investment banking analyst at SunTrust Equitable Securities in Nashville, Tennessee where she focused on deals primarily in the education and health care sectors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE